Marketable Securities And Short Term Investments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Marketable Securities And Short Term Investments [Abstract]
Proceeds from the sale of investment securities available- for- sale	$ 10,159	$ 12,161	$ 10,281
Gross realized gains included in interest and marketable securities income	92	61
Portfolio of investment securities classified as trading	213	1,666
Net realized gains (losses) on trading securities included in interest and marketable securities income	49	(174)	187
Unrealized gains (losses) on trading securities held at year end and included in interest and marketable securities income	$ 10	$ 18	$ (23)